Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Inverse NASDAQ-100® Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.41%)
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.97%)
Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.97%)
Inverse NASDAQ-100 Strategy Fund | NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.54%)